Leases (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 31, 2029	Feb. 28, 2027	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Decrease in lease liabilities and right-of-use assets			$ 346
Expense relating to short-term leases			$ 0	$ 0	$ 63
Bottom of Range [Member]
Leases [Line Items]
Lease agreements period			3 years
Top of Range [Member]
Leases [Line Items]
Lease agreements period			4 years
Forecast [Member]
Leases [Line Items]
Monthly fee	$ 75	$ 58